Share Capital and Share Premium	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share Premium

12. Share capital and share premium

	2021	2020	2019
	(in thousands)
	£	£	£
Share capital	2,087	2,047	1,299
Share premium	141,050	140,890	79,541
	143,137	142,937	80,840

	Number	Number	Number
	(in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,180	51,175	32,479
	52,180	51,175	32,479

12. Share capital and share premium (continued)

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2019	32,479	1,299	79,541
Exercise of share options	33	1	14
Issue of share capital	18,663	747	61,335
Balance at December 31, 2020	51,175	2,047	140,890
Exercise of share options	1,005	40	160
Balance at December 31, 2021	52,180	2,087	141,050

Ordinary shares

Holders of ordinary shares are entitled to one vote for each share held of record on all matters submitted to a vote of shareholders and do not have cumulative voting rights.

Capital management

For the purpose of the Company’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The purpose of the Company’s capital management is to maximize shareholder value and ensure adequate capital is available to meet the medium-term operating plan. Review of operations and commitments is key to identifying future capital management and a full review is undertaken on a quarterly basis.

No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2021, 2020 or 2019.